Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities at fair value, class
Disclosure of fair value measurement of liabilities [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 99	€ 158
Level 3
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	802	770
Realised gain/loss recognised in the statement of profit or loss during the period	99	157
Additions	285	219
Redemptions	(27)	(74)
Maturity/settlement	(127)	(225)
Reclassifications		0
Transfers into Level 3	61	38
Transfers out of Level 3	(18)	(84)
Exchange rate differences	0	(1)
Closing balance	1,076	802
Level 3 | Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	636	637
Realised gain/loss recognised in the statement of profit or loss during the period	102	81
Additions	95	205
Redemptions	(15)	(74)
Maturity/settlement	(92)	(160)
Reclassifications	(116)
Transfers into Level 3	39	19
Transfers out of Level 3	(13)	(72)
Exchange rate differences	0	(1)
Closing balance	866	636
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	151	67
Realised gain/loss recognised in the statement of profit or loss during the period	(1)	82
Additions	0	3
Redemptions	(2)	0
Maturity/settlement	(33)	0
Reclassifications	116
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Exchange rate differences	0	0
Closing balance	0	151
Level 3 | Financial liabilities designated as at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Opening balance as at 1 January	15	67
Realised gain/loss recognised in the statement of profit or loss during the period	(2)	(6)
Additions	191	11
Redemptions	(10)	0
Maturity/settlement	(2)	(64)
Reclassifications
Transfers into Level 3	22	19
Transfers out of Level 3	(5)	(12)
Exchange rate differences	0	0
Closing balance	€ 209	€ 15